Nature of Operations and Going Concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nature Of Operations And Going Concern Details Narrative
Country of incorporation	British Columbia
Year of incorporation	January 22, 1987
Net (loss) income for the year	$ (1,960)	$ 6,791	$ (932)
Deficit	$ (46,054)	$ (44,093)	$ (50,900)